LONG-TERM BANK DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Long-term bank credit		$ 1,875
Less - current maturities		500
Long-term bank credit noncurrent		$ 1,375
Weighted average interest rates at the end of the year		3.65%
In Or Linked To US Dollars [Member]
Line of Credit Facility [Line Items]
Interest rate		3.65%
Long-term bank credit		$ 1,875